Risk (Details Narrative) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk
Maximum exposure to counterparty credit risk	€ 81,400,000	€ 115,800,000
Carrying amount of cash and cash equivalents	€ 25,968,681	€ 33,131,280	€ 55,386,240	€ 123,281,888